Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 836,110	$ 886,336
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	795,566	836,718
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	37,906	45,772
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	2,396	3,114
Euro
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	212	713
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 30	$ 19